Summary of Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Sep. 06, 2013	Sep. 05, 2013	Jul. 18, 2013
Date Of Incorporation	Aug. 09, 2010
Current Fiscal Year End Date	--03-31
Series A Preferred Stock, Designated	6,000,000					6,000,000
Cancellation of loans	$ 0	$ 28,818
Common Stock, Shares Authorized	37,503,000,000		37,503,000,000	37,503,000,000	90,000,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stock split ratio	416.7
Cash and cash equivalent	3,840		12,387
Intangible assets	0
Reserved common shares	60,000,000
Stock options granted	4,250,000
Asset Assign Agmt
Date of Agreement	2013-07-18
Common Stock, shares issued	82,767,038
Series A Preferred Stock, shares issued	6,000,000
Shares Issued, Value	123,973
Termination of agreement	20,000
Sale Agmt
Date of Agreement	2013-07-19
Additional cash required	2,000,000
Cancellation of loans	$ 28,818
Shares sold by former officers	531,292,500
Shares returned to treasury	500,255,434
Shares agreed to cancel	262,521,000